EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 20, 2013 (Accession No. 0001193125-13-480056), to the prospectus dated March 1, 2013, for Legg Mason Capital Management Special Investment Trust, a series of Legg Mason Global Asset Management Trust.